Label	Element	Value
Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Summary Prospectus and Prospectus
Supplement

June 15, 2017

Morgan Stanley Institutional Fund Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund Inc. Summary Prospectus and Prospectus dated May 1, 2017

Multi-Asset Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Portfolio
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The composition of the Customized MSIM Global Allocation Index, the secondary benchmark index of the Multi-Asset Portfolio, has been changed from 60% MSCI All Country World Index, 30% Bloomberg Barclays Global Aggregate Bond Index, 5% S&P GSCI Light Energy Index and 5% Bank of America/Merrill Lynch U.S. Dollar 1-Month LIBID Average Index to 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The composition of the Customized MSIM Global Allocation Index, the secondary benchmark index of the Multi-Asset Portfolio, has been changed from 60% MSCI All Country World Index, 30% Bloomberg Barclays Global Aggregate Bond Index, 5% S&P GSCI Light Energy Index and 5% Bank of America/Merrill Lynch U.S. Dollar 1-Month LIBID Average Index to 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond Index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.